Marketable Securities and Other Investments (Tables)	12 Months Ended
Mar. 31, 2011
Marketable Securities and Other Investments
Schedule of the Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Value of Available-for-sale and Held-to-maturity Securities

	March 31, 2010
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥152,503	¥51,507	¥6,741	¥197,269
Debt securities	18,288	218	473	18,033
Held-to-maturity:
Commercial paper*	39,990	—	—	39,990
Other debt securities	11,610	195	2	11,803

Total	¥222,391	¥51,920	¥7,216	¥267,095

*	Commercial paper are "Cash and cash equivalents" totaling ¥20,000 million and "Short-term investments" totaling ¥19,990 million.

	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥136,722	¥43,094	¥3,303	¥176,513
Debt securities	32,318	320	1,022	31,616
Held-to-maturity:
Commercial paper*	259,972	—	—	259,972
Other debt securities	7,804	25	2	7,827

Total	¥436,816	¥43,439	¥4,327	¥475,928

*	Commercial paper are "Cash and cash equivalents" totaling ¥199,977 million and "Short-term investments" totaling ¥59,995 million.

Loss on Investments

	March 31, 2010
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥19,234	¥2,598	¥32,983	¥4,143
Debt securities	1,839	21	6,174	452
Held-to-maturity:
Debt securities	98	2	—	—
Cost method investments:	2,356	895	9,171	3,763

	March 31, 2011
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥7,191	¥1,340	¥11,663	¥1,963
Debt securities	9,234	532	6,544	490
Held-to-maturity:
Debt securities	1,104	2	—	—
Cost method investments:	2,875	238	11,374	3,462

Schedule of Proceeds and Gross Realized Gain and Loss

	March 31, 2009	March 31, 2010	March 31, 2011
	Millions of yen
Proceeds	¥3,210	¥77,153	¥15,749
Gross realized gain	1,149	6,623	3,248
Gross realized loss	286	5,027	401

Schedule of Held-to-maturity Debt Securities

	2010		2011
	Carrying Amount	Fair value	Carrying Amount	Fair value
	Millions of yen
Due within 1 year	¥40,990	¥40,993	¥265,682	¥265,691
Due after 1 year through 5 years	9,924	10,102	1,131	1,129
Due after 5 years through 10 years	550	564	963	979
Due after 10 years	136	134	—	—

Total	¥51,600	¥51,793	¥267,776	¥267,799